UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.
Reed Smith LLP
Reed Smith Centre
224 Fifth Avenue.
Pittsburgh, PA  15222-2716

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (Unaudited)

Shares	Security Description	Value

Common Stock - 67.9%
Communications - 7.4%
103,200	Overstock.com, Inc. (a)(b)	$3,061,944
74,364	Primus Telecommunications Group, Inc. (a)	252,094
519,507	UTStarcom Holdings Corp. (a)	1,428,644
		4,742,682
Consumer Discretionary - 27.2%
37,904	Sears Canada, Inc. (a)	462,050
286,619	Sears Holdings Corp. (a)(b)	17,093,957
		17,556,007
Financials - 5.8%
157,480	Asta Funding, Inc.	1,399,997
225,000	MBIA, Inc. (a)	2,301,750
		3,701,747
Information Technology - 4.3%
203,200	Dell, Inc.	2,798,064
Materials - 23.2%
1,131,940	Resolute Forest Products (a)(b)	14,964,247
Total Common Stock (Cost $36,804,871)	43,762,747
Warrants - 9.1%
377,430	Bank of America Corp. (a)	2,298,549
150,000	JPMorgan Chase & Co. (a)	2,514,000
77,400	Wells Fargo & Co. (a)	1,086,696
Total Warrants (Cost $2,940,003)	5,899,245
Principal	Security Description	Rate	Maturity	Value
Corporate Convertible Bonds - 4.3%
Consumer Staples - 4.3%
$2,800,000	MannKind Corp. (Cost $2,614,548)	3.75%	12/15/13	2,800,000

Total Investments in Securities - 81.3% (Cost $42,359,422)*	$52,461,992
Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (1.1)%
Call Options Written - (1.1)%
(414)	Overstock.com, Inc.	$25.00	12/13	(256,680)
(468)	Overstock.com, Inc.	20.00	12/13	(468,000)
(2,511)	Resolute Forest Products (c)	20.00	10/13	(6,278)
(369)	Sears Holdings Corp.	70.00	10/13	(11,808)
Total Call Options Written (Premiums Received $(574,474))	(742,766)
Other Assets & Liabilities, Net – 19.8%	12,780,543
Net Assets – 100.0%	$64,499,769

(a)	Non-income producing security.
(b)	Subject to call option written by the Fund.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $(6,278) or (0.0)% of net assets.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$12,730,118
Gross Unrealized Depreciation	(2,795,840)
Net Unrealized Appreciation	$9,934,278

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of September 30, 2013.

Valuation Inputs	Investments in Securities	Other Financial Instruments**

Level 1 - Quoted Prices	$49,661,992	$(736,488)
Level 2 - Other Significant Observable Inputs	2,800,000	-
Level 3 - Significant Unobservable Inputs	-	(6,278)
Total	$52,461,992	$(742,766)

** Other Financial Instruments are derivative instruments not reflected in the Total Investments in Securities, such as written options, which are valued at their market value at period end.

The Level 1 value displayed in this table is Common Stock, Preferred Stock and Warrants. The Level 2 value displayed is a Corporate Convertible Bond. Refer to the Schedule of Investments for a further breakout of each security by industry.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Written Options
Balance as of 12/31/12	$-
Change in Unrealized Appreciation / (Depreciation)	237,239
Purchases	(243,517)
Balance as of 09/30/13	$(6,278)
Net change in unrealized appreciation/(depreciation) from investments held as of 09/30/13	$237,239

The Fund utilizes the end of period methodology when determining transfers in or out of the Level 3 category.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (Unaudited)

Shares	Security Description	Value
Equity Securities - 9.2%
Common Stock - 7.9%
Materials - 7.9%
3,745	Catalyst Paper Corp. (a)	$4,326
145,851	Emerald Plantation Holdings, Ltd. (a)	21,878
52,613	Resolute Forest Products (a)	695,544
		721,748
Total Common Stock (Cost $190,007)	721,748
Shares	Security Description	Rate	Value
Preferred Stock - 1.3%
Financials - 1.3%
8,900	Sears Roebuck Acceptance Corp. (Cost $117,925)	7.00%	118,760
Total Equity Securities (Cost $307,932)	840,508
Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 81.5%
Corporate Convertible Bonds - 13.0%
Communications - 0.5%
$30,000	Level 3 Communications, Inc.	6.50%	10/01/16	45,412
Consumer Staples - 7.6%
700,000	MannKind Corp.	3.75	12/15/13	700,000
Financials - 3.8%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	350,094
Materials - 1.1%
400,000	USEC, Inc.	3.00	10/01/14	98,000
Total Corporate Convertible Bonds (Cost $1,432,093)	1,193,506
Corporate Non-Convertible Bonds - 5.7%
Communications - 2.7%
44,349	Dex One Corp. (b)	14.00	01/29/17	29,714
200,000	Media General, Inc.	11.75	02/15/17	219,000
				248,714
Materials - 3.0%
314,899	Catalyst Paper Corp. (b)	11.00	10/30/17	185,790
162,968	Emerald Plantation Holdings, Ltd. (b)	6.00	01/30/20	82,299
193,000	Sino-Forest Corp. (c)	10.25	07/28/14	1,448
225,000	Sino-Forest Corp. (c)	6.25	10/21/17	1,687
125,000	Sino-Forest Corp. (c)	10.25	07/28/14	938
400,000	Sino-Forest Corp. (c)	6.25	10/21/17	3,000
				275,162
Total Corporate Non-Convertible Bonds (Cost $624,136)	523,876
Syndicated Loans - 13.7%
286,441	Dex Media West, LLC (d)	8.00	10/24/14	240,968
1,375,485	RH Donnelley, Inc. (d)	9.75	12/31/16	1,015,280
Total Syndicated Loans (Cost $1,510,457)	1,256,248
U.S. Government & Agency Obligations - 49.1%
U.S. Treasury Securities - 49.1%
4,500,000	U.S. Treasury Bill (e)	0.00	10/10/13	4,499,982
Total U.S. Government & Agency Obligations (Cost $4,499,998)	4,499,982
Total Fixed Income Securities (Cost $8,066,684)	7,473,612
Total Investments - 90.7% (Cost $8,374,616)*	$8,314,120
Other Assets & Liabilities, Net – 9.3%	855,027
Net Assets – 100.0%	$9,169,147

LLC	Limited Liability Company
(a)	Non-income producing security.
(b)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(c)	Security is currently in default and is on scheduled interest or principal payment.
(d)	Variable rate security. Rate presented is as of September 30, 2013.
(e)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$622,420
Gross Unrealized Depreciation	(682,916)
Net Unrealized Depreciation	$(60,496)

CHOU INCOME FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (Unaudited)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock	$721,748	$-	$-	$721,748
Preferred Stock	118,760	-	-	118,760
Corporate Convertible Bonds	-	1,193,506	-	1,193,506
Corporate Non-Convertible Bonds	-	523,876	-	523,876
Syndicated Loans	-	1,256,248	-	1,256,248
U.S. Government & Agency Obligations	-	4,499,982	-	4,499,982
Total Investments At Value	$840,508	$7,473,612	$-	$8,314,120

There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:           /s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:           November 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:           November 13, 2013

By:           /s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:         November 13, 2013